Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Schedule of material subsidiaries
			Ownership interest as at December 31
	Note	Main location of company's activities	2023	2022
OPC Power Plants Ltd.	11.A.1	Israel	80%	100%
OPC Holdings Israel Ltd.	11.A.2	Israel	80%	-
CPV Group LP	11.A.3	USA	70%	70%

Schedule of cash flows that were used for acquisition transaction
$ Million
Cash and other cash equivalents paid (excluding consideration used to repay shareholders’ loan)	152
Cash and other cash equivalents acquired	(1)
151

Schedule of information relating to group's subsidiaries

	As at and for the year ended December 31,
	2023	2022	2021
	OPC Energy Ltd.	OPC Energy Ltd.	OPC Energy Ltd.
	$ Thousands
NCI percentage *	59.88%	56.20%	53.14%
Current assets	460,810	419,636	346,380
Non-current assets	3,018,434	2,289,101	2,141,744
Current liabilities	(353,735)	(184,418)	(230,518)
Non-current liabilities	(1,679,847)	(1,283,445)	(1,341,962)
Net assets	1,445,662	1,240,874	915,644
Carrying amount of NCI	865,676	697,433	486,598

Revenue	691,796	573,957	487,763
Profit/(loss) after tax	46,955	65,352	(93,898)
Other comprehensive income	(38,017)	(11,249)	74,219
Profit/(loss) attributable to NCI	25,030	37,007	(54,022)
OCI attributable to NCI	(24,624)	(568)	33,661
Cash flows from operating activities	134,973	62,538	119,264
Cash flows used in investing activities	(594,303)	(328,610)	(256,200)
Cash flows from financing activites excluding dividends paid to NCI	503,245	285,898	311,160
Dividends paid to NCI	-	-	(10,214)
Effect of changes in the exchange rate on cash and cash equivalents	(7,435)	(13,545)	6,717
Net increase/(decrease) in cash and cash equivalents	36,480	6,281	170,727

* The NCI percentage represents the effective NCI of the Group

OPC Gat Power Plant ("Gat Partnership") [Member]
Disclosure of detailed information about business combination [line items]
Schedule of identifiable assets and liabilities acquired
$ Million
Cash and cash equivalents	1
Trade and other receivables	6
Property, plant, and equipment - facilities and electricity generation and supply license (1)	172
Property, plant, and equipment - land owned by the Gat Partnership (2)	23
Trade and other payables	(7)
Loans from former right holders (3)	(84)
Deferred tax liabilities	(19)
Identifiable assets, net	92
Goodwill (4)	61
Total consideration (5)	153
(1)
The Group applied IFRS 3 and allocate the fair value of the facilities and the electricity supply license to a single asset. The fair value was determined by an independent appraiser using the income approach, the MultiPeriod Excess Earning Method. The valuation methodology included several key assumptions that constituted the basis for cash flow forecasts, including, among other things, electricity and gas prices, and nominal post-tax discount rate of 8%-8.75%. The said assets are amortized over 27 years from the acquisition date, considering an expected residual value at the end of the assets’ useful life.

(2)	The fair value of the land was determined by an external and independent land appraiser using the discounted cash flow technique (the discount rate used is 8%).
(3)	The loans were repaid immediately after the acquisition date.
(4)	The goodwill arising as part of the business combination reflects the synergy between the activity of the Gat Partnership and the Rotem Power Plant.
(5)	The consideration includes a cash payment of NIS 270 million (approximately $75 million) plus deferred consideration, whose present value is estimated at NIS 285 million (approximately $79 million).

Mountain Wind Power Plant [Member]
Disclosure of detailed information about business combination [line items]
Schedule of information relating to group's subsidiaries
$ Million
Trade and other receivables	4
Property, plant, and equipment (1)	127
Intangible assets (1)	26
Trade and other payables	(1)
Liabilities in respect of evacuation and removal	(2)
Identifiable assets, net	154
Goodwill (2)	21
Total consideration	175